Energy UltraSector ProFund Average Annual Total Returns			12 Months Ended		30 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024 [4]	Dec. 31, 2024	Dec. 31, 2024
S&P Energy Select Sector Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.65%				12.22%	5.01%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	[2],[3],[4]	10.51%	10.51%	14.51% [2]	13.09% [2]
Investor
Prospectus [Line Items]
Average Annual Return, Percent			2.23%				8.93%	(0.08%)
Performance Inception Date		Jun. 19, 2000
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.48%				8.41%	(0.43%)
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.86%				6.98%	(0.12%)
Service
Prospectus [Line Items]
Average Annual Return, Percent			1.18%				7.84%	(1.07%)
Performance Inception Date		Jun. 19, 2000

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[4]	Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.